MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-1

Collection Period	12/01/11-12/31/11
Determination Date	1/9/2012
Distribution Date	1/17/2012

Pool Balance
1 . Pool Balance on the close of the last day of the preceding Collection Period			$496,434,058.17
2 . Collections allocable to Principal			$15,130,742.15
3 . Purchase Amount allocable to Principal			$0.00
4 . Defaulted Receivables			$675,516.13

5 . Pool Balance on the close of the last day of the related Collection Period			$480,627,799.89
(Ln1 - Ln2 - Ln3 - Ln4)

6 . Total number of Receivables outstanding on the close of the last day of the related Collection Period			33,063

7 . Initial Pool Balance			$650,000,010.85

8 . Note Balances	Beginning of Period		End of Period

a. Class A-1 Note Balance	$0.00		$0.00
b. Class A-2 Note Balance	$114,483,981.36		$98,899,010.69
c. Class A-3 Note Balance	$225,000,000.00		$225,000,000.00
d. Class A-4 Note Balance	$110,050,000.00		$110,050,000.00
e. Class B Note Balance	$15,900,000.00		$15,900,000.00
f. Class C Note Balance	$15,900,000.00		$15,900,000.00
g. Class D Note Balance	$8,150,000.00		$8,150,000.00

h. Note Balance (sum a - g)	$489,483,981.36		$473,899,010.69

9 . Pool Factors
a. Class A-1 Note Pool Factor	0.0000000		0.0000000
b. Class A-2 Note Pool Factor	0.7788026		0.6727824
c. Class A-3 Note Pool Factor	1.0000000		1.0000000
d. Class A-4 Note Pool Factor	1.0000000		1.0000000
e. Class B Note Pool Factor	1.0000000		1.0000000
f. Class C Note Pool Factor	1.0000000		1.0000000
g. Class D Note Pool Factor	1.0000000		1.0000000

h. Note Pool Factor	0.7530523		0.7290754

10 . Overcollateralization Target Amount			$6,728,789.20
11 . Current overcollateralization amount (Pool Balance - Note Balance)			$6,728,789.20
12 . Weighted Average Coupon		%	8.67%
13 . Weighted Average Original Term		months	65.06
14 . Weighted Average Remaining Term		months	51.74

Collections

15 . Finance Charges:
a. Collections allocable to Finance Charge			$3,689,238.00
b. Liquidation Proceeds allocable to Finance Charge			$355.38
c. Purchase Amount allocable to Finance Charge			$0.00

d. Available Finance Charge Collections (sum a - c)			$3,689,593.38

16 . Principal:
a. Collections allocable to Principal			$15,130,742.15
b. Liquidation Proceeds allocable to Principal			$404,413.86
c. Purchase Amount allocable to Principal			$0.00

d. Available Principal Collections (sum a - c)			$15,535,156.01
17 . Total Finance Charge and Principal Collections (15d+16d)			$19,224,749.39

18 . Interest Income from Collection Account	$1,217.28
19 . Simple Interest Advances	$0.00

20 . Available Collections (Ln17+18+19)	$19,225,966.67

Available Funds

21 . Available Collections	$19,225,966.67
22 . Reserve Account Draw Amount	$0.00

23 . Available Funds	$19,225,966.67

Application of Available Funds

24 . Servicing Fee
a. Monthly Servicing Fee	$413,695.05
b. Amount Unpaid from Prior Months	$0.00
c. Amount Paid	$413,695.05

d. ShortfallAmount (a + b - c)	$0.00

25 . Unreimbursed Servicer Advances	$0.00

26 . Backup Servicing Fees and Unpaid Transition Expenses
a. Monthly Servicing Fee	$3,102.71
b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
c. Other Unpaid Backup Servicing Fees	$0.00
d. Amount Paid	$3,102.71

e. Shortfall Amount (a + b + c - d)	$0.00

27 . Class A Noteholder Interest Amounts
a. Class A-1 Monthly Interest	$0.00
b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

d. Total Class A-1 Note Interest (sum a - c)	$0.00

e. Class A-2 Monthly Interest	$68,690.39
f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

h. Total Class A-2 Note Interest (sum e - g)	$68,690.39

i. Class A-3 Monthly Interest	$241,875.00
j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

l. Total Class A-3 Note Interest (sum i - k)	$241,875.00

m. Class A-4 Monthly Interest	$198,090.00
n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

p. Total Class A-4 Note Interest (sum m - o)	$198,090.00

28 . Priority Principal Distributable Amount	$0.00

29 . Class B Noteholder Interest Amount
a. Class B Monthly Interest	$34,847.50
b. Additional Note Interest related to Class B Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

d. Total Class B Note Interest (sum a - c)	$34,847.50

30 . Secondary Principal Distributable Amount	$0.00

31 . Class C Noteholder Interest Amount
a. Class C Monthly Interest	$37,497.50
b. Additional Note Interest related to Class C Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

d. Total Class C Note Interest (sum a - c)	$37,497.50

32 . Tertiary Principal Distributable Amount	$706,181.47

33 . Class D Noteholder Interest Amount
a. Class D Monthly Interest	$24,585.83
b. Additional Note Interest related to Class D Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$24,585.83

34 . Quaternary Principal Distributable Amount	$8,150,000.00

35 . Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$9,878,565.45

36 . Reserve Account Deficiency	$0.00

37 . Regular Principal Distributable Amount	$6,728,789.20

38 . Remaining Unpaid Servicer Transition Expenses, if any	$0.00

39 . Additional Servicing Fees, if any	$0.00

40 . Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00

Collection Account Activity

41 . Deposits
a. Total Daily Depositsof Finance Charge Collections	$3,689,593.38
b. Total Daily Depositsof Principal Collections	$15,535,156.01
c. Withdrawal from Reserve Account	$0.00
d. Interest Income	$1,217.28

e. Total Deposits to Collection Account (sum a- d)	$19,225,966.67

42 . Withdrawals
a. Servicing Fee and Unreimbursed Servicer Advances	$413,695.05
b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,102.71
c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$16,190,556.89
d. Deposit to Reserve Account	$0.00
e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificate holder)	$2,618,612.02

f. Total Withdrawals from Collection Account (sum a- e)	$19,225,966.67

Note Payment Account Activity

43 . Deposits
a. Class A-1 Interest Distribution	$0.00
b. Class A-2 Interest Distribution	$68,690.39
c. Class A-3 Interest Distribution	$241,875.00
d. Class A-4 Interest Distribution	$198,090.00
e. Class B Interest Distribution	$34,847.50
f. Class C Interest Distribution	$37,497.50
g. Class D Interest Distribution	$24,585.83
h. Class A-1 Principal Distribution	$0.00
i. Class A-2 Principal Distribution	$15,584,970.67
j. Class A-3 Principal Distribution	$0.00
k. Class A-4 Principal Distribution	$0.00
l. Class B Principal Distribution	$0.00
m. Class C Principal Distribution	$0.00
n. Class D Principal Distribution	$0.00

o. Total Deposits to Note Payment Account (sum a- n)	$16,190,556.89

44 . Withdrawals
a. Class A-1 Distribution	$0.00
b. Class A-2 Distribution	$15,653,661.06
c. Class A-3 Distribution	$241,875.00
d. Class A-4 Distribution	$198,090.00
e. Class B Distribution	$34,847.50
f. Class C Distribution	$37,497.50
g. Class D Distribution	$24,585.83

h. Total Withdrawals from Note Payment Account (sum a- g)	$16,190,556.89

Certificate Payment Account Activity

45 . Deposits
a. Excess Collections	$2,618,612.02
b. Reserve Account surplus (Ln 55)	$117.37

c. Total Deposits to Certificate Payment Account (sum a- b)	$2,618,729.39

46 . Withdrawals
a. Certificateholder Distribution		$2,618,729.39

b. Total Withdrawals from Certificate Payment Account		$2,618,729.39

Required Reserve Account Amount

47 . Lesser of: (a or b)
a. $1,625,000.00		$1,625,000.00
b. Note Balance		$473,899,010.69
48 . Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49 . Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
50 . Investment Earnings		$117.37
51 . Reserve Account Draw Amount		$0.00

52 . Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$1,625,117.37
53 . Deposit from Available Funds (Ln 42d)		$0.00
54 . If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55 . Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
and to the extent no unfunded amounts described in Ln 54 exist		$117.37

56 . Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$1,625,000.00
57 . Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee
58 . Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59 . Amount to be paid to Servicer from the Collection Account		$413,695.05
60 . Amount to be paid to Backup Servicer from the Collection Account		$3,102.71
61 . Amount to be deposited from the Collection Account into the Note Payment Account		$16,190,556.89
62 . Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,618,612.02
63 . Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64 . Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
Required Reserve Account Amount, into
a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$117.37
65 . Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66 . Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$15,653,661.06
67 . Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$241,875.00
68 . Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$198,090.00
69 . Amount to be paid to Class B Noteholders from the Note Payment Account		$34,847.50
70 . Amount to be paid to Class C Noteholders from the Note Payment Account		$37,497.50
71 . Amount to be paid to Class D Noteholders from the Note Payment Account		$24,585.83
72 . Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collectionsand Reserve Account surplus		$2,618,729.39

Net Loss and Delinquency Activity

73 . Net Losses with respect to preceding Collection Period		$270,746.89
74 . Cumulative Net Losses		$2,496,607.88
75 . Cumulative Net Loss Percentage		0.3841%

76 . Delinquency Analysis	Number of Loans	Principal Balance

a. 31 to 60 days past due	414	$6,780,513.31
b. 61 to 90 days past due	115	$1,750,893.46
c. 91 or more days past due	49	$766,977.23

d. Total Past Due (sum a-c)	578	9,298,384.00

Servicer Covenant

77 . CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,542,141,000.00
78 . Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 09, 2012.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Thomas W. Reedy
Name:	Thomas W. Reedy
Title:	Sr. Vice President, Chief Financial Officer & Treasurer